Label	Element	Value
GMO High Yield Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	GMO High Yield Fund
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 20, 2026
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

GMO High Yield Fund | Class VI
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.405%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.52%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1],[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	150
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	636
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	36
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	150
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	274
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 636
GMO High Yield Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.61%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	169
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	314
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	737
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	36
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	169
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	314
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 737
GMO High Yield Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.57%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.07%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.62%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	530
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,250
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	46
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	279
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	530
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,250

[1]	Includes both management fee of 0.35% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.35% for Class VI shares; 0.35% for Class R6 shares; and 0.35% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. The reimbursement and waiver arrangements described above, including the Expense Cap, will remain in effect through at least March 20, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[2]	This amount has been restated to reflect application of the expense reimbursements and waivers described above.
[3]	Includes payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least March 20, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.